SCHEDULE OF BASIC NET LOSS PER COMMON SHARE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Net loss attributable to First Choice Healthcare Solutions, Inc.	$ (1,462,888)	$ (840,416)	$ (3,500,214)	$ (3,954,535)	$ (3,941,488)	$ (8,261,964)
Weighted-average common shares, basic	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288
Weighted-average common shares, dilutive	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288
Basic loss per common share	$ (0.04)	$ (0.02)	$ (0.11)	$ (0.12)	$ (0.12)	$ (0.25)
Dilutive loss per common share	$ (0.04)	$ (0.02)	$ (0.11)	$ (0.12)	$ (0.12)	$ (0.25)